Note 8 - Disclosure of Financial Instruments and Risk Management - Other Current and Noncurrent Financial Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Note 8 - Disclosure of Financial Instruments and Risk Management - Other Current and Noncurrent Financial Assets (Details)
Opening loss allowance as at January 1	€ 6	€ 0
Additions recognized in profit or loss during the period	6	6
Utilization	(2)	0
Closing loss allowance as at December 31	€ 10	€ 6